Debt securities - Group sovereign debt and bank debt exposure (Details) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Shareholder-backed
Financial investments
Sovereign debt exposure	£ 14,393	£ 16,524
Bank debt instruments held	5,727	5,521
Shareholder-backed | Eurozone
Financial investments
Sovereign debt exposure	378	890
Bank debt instruments held	477	357
Shareholder-backed | Italy
Financial investments
Sovereign debt exposure		58
Shareholder-backed | Spain
Financial investments
Sovereign debt exposure	36	34
Bank debt instruments held	106	68
Shareholder-backed | France
Financial investments
Sovereign debt exposure		23
Bank debt instruments held	156	86
Shareholder-backed | Germany
Financial investments
Sovereign debt exposure	239	693
Bank debt instruments held	125	117
Shareholder-backed | Netherlands
Financial investments
Bank debt instruments held	73	71
Shareholder-backed | Other Eurozone
Financial investments
Sovereign debt exposure	103	82
Bank debt instruments held	17	15
Shareholder-backed | UK
Financial investments
Sovereign debt exposure	3,226	5,918
Bank debt instruments held	1,346	1,382
Shareholder-backed | US
Financial investments
Sovereign debt exposure	5,647	5,078
Bank debt instruments held	2,667	2,619
Shareholder-backed | Other, including Asia
Financial investments
Sovereign debt exposure	5,142	4,638
Bank debt instruments held	1,237	1,163
Shareholder-backed | Senior debt
Financial investments
Bank debt instruments held	4,907
Shareholder-backed | Senior debt | Eurozone
Financial investments
Bank debt instruments held	361
Shareholder-backed | Senior debt | Spain
Financial investments
Bank debt instruments held	106
Shareholder-backed | Senior debt | France
Financial investments
Bank debt instruments held	139
Shareholder-backed | Senior debt | Germany
Financial investments
Bank debt instruments held	30
Shareholder-backed | Senior debt | Netherlands
Financial investments
Bank debt instruments held	69
Shareholder-backed | Senior debt | Other Eurozone
Financial investments
Bank debt instruments held	17
Shareholder-backed | Senior debt | UK
Financial investments
Bank debt instruments held	1,173
Shareholder-backed | Senior debt | US
Financial investments
Bank debt instruments held	2,614
Shareholder-backed | Senior debt | Other, including Asia
Financial investments
Bank debt instruments held	759
Shareholder-backed | Covered senior debt
Financial investments
Bank debt instruments held	657
Shareholder-backed | Covered senior debt | Eurozone
Financial investments
Bank debt instruments held	107
Shareholder-backed | Covered senior debt | Spain
Financial investments
Bank debt instruments held	42
Shareholder-backed | Covered senior debt | France
Financial investments
Bank debt instruments held	20
Shareholder-backed | Covered senior debt | Germany
Financial investments
Bank debt instruments held	30
Shareholder-backed | Covered senior debt | Other Eurozone
Financial investments
Bank debt instruments held	15
Shareholder-backed | Covered senior debt | UK
Financial investments
Bank debt instruments held	550
Shareholder-backed | Other senior debt
Financial investments
Bank debt instruments held	4,250
Shareholder-backed | Other senior debt | Eurozone
Financial investments
Bank debt instruments held	254
Shareholder-backed | Other senior debt | Spain
Financial investments
Bank debt instruments held	64
Shareholder-backed | Other senior debt | France
Financial investments
Bank debt instruments held	119
Shareholder-backed | Other senior debt | Netherlands
Financial investments
Bank debt instruments held	69
Shareholder-backed | Other senior debt | Other Eurozone
Financial investments
Bank debt instruments held	2
Shareholder-backed | Other senior debt | UK
Financial investments
Bank debt instruments held	623
Shareholder-backed | Other senior debt | US
Financial investments
Bank debt instruments held	2,614
Shareholder-backed | Other senior debt | Other, including Asia
Financial investments
Bank debt instruments held	759
Shareholder-backed | Subordinated debt
Financial investments
Bank debt instruments held	820
Shareholder-backed | Subordinated debt | Eurozone
Financial investments
Bank debt instruments held	116
Shareholder-backed | Subordinated debt | France
Financial investments
Bank debt instruments held	17
Shareholder-backed | Subordinated debt | Germany
Financial investments
Bank debt instruments held	95
Shareholder-backed | Subordinated debt | Netherlands
Financial investments
Bank debt instruments held	4
Shareholder-backed | Subordinated debt | UK
Financial investments
Bank debt instruments held	173
Shareholder-backed | Subordinated debt | US
Financial investments
Bank debt instruments held	53
Shareholder-backed | Subordinated debt | Other, including Asia
Financial investments
Bank debt instruments held	478
Shareholder-backed | Tier 1 subordinated debt
Financial investments
Bank debt instruments held	142
Shareholder-backed | Tier 1 subordinated debt | Eurozone
Financial investments
Bank debt instruments held	23
Shareholder-backed | Tier 1 subordinated debt | France
Financial investments
Bank debt instruments held	14
Shareholder-backed | Tier 1 subordinated debt | Germany
Financial investments
Bank debt instruments held	6
Shareholder-backed | Tier 1 subordinated debt | Netherlands
Financial investments
Bank debt instruments held	3
Shareholder-backed | Tier 1 subordinated debt | UK
Financial investments
Bank debt instruments held	9
Shareholder-backed | Tier 1 subordinated debt | US
Financial investments
Bank debt instruments held	1
Shareholder-backed | Tier 1 subordinated debt | Other, including Asia
Financial investments
Bank debt instruments held	109
Shareholder-backed | Tier 2 subordinated debt
Financial investments
Bank debt instruments held	678
Shareholder-backed | Tier 2 subordinated debt | Eurozone
Financial investments
Bank debt instruments held	93
Shareholder-backed | Tier 2 subordinated debt | France
Financial investments
Bank debt instruments held	3
Shareholder-backed | Tier 2 subordinated debt | Germany
Financial investments
Bank debt instruments held	89
Shareholder-backed | Tier 2 subordinated debt | Netherlands
Financial investments
Bank debt instruments held	1
Shareholder-backed | Tier 2 subordinated debt | UK
Financial investments
Bank debt instruments held	164
Shareholder-backed | Tier 2 subordinated debt | US
Financial investments
Bank debt instruments held	52
Shareholder-backed | Tier 2 subordinated debt | Other, including Asia
Financial investments
Bank debt instruments held	369
With-profits
Financial investments
Sovereign debt exposure	18,056	16,037
Bank debt instruments held	8,725	7,726
With-profits | Eurozone
Financial investments
Sovereign debt exposure	440	451
Bank debt instruments held	976	739
With-profits | Italy
Financial investments
Sovereign debt exposure	57	63
Bank debt instruments held	38	31
With-profits | Spain
Financial investments
Sovereign debt exposure	18	18
Bank debt instruments held	17	16
With-profits | France
Financial investments
Sovereign debt exposure	50	38
Bank debt instruments held	352	286
With-profits | Germany
Financial investments
Sovereign debt exposure	281	301
Bank debt instruments held	229	180
With-profits | Netherlands
Financial investments
Bank debt instruments held	266	199
With-profits | Other Eurozone
Financial investments
Sovereign debt exposure	34	31
Bank debt instruments held	74	27
With-profits | UK
Financial investments
Sovereign debt exposure	3,013	3,287
Bank debt instruments held	2,194	1,938
With-profits | US
Financial investments
Sovereign debt exposure	11,858	10,156
Bank debt instruments held	2,730	2,518
With-profits | Other, including Asia
Financial investments
Sovereign debt exposure	2,745	2,143
Bank debt instruments held	2,825	£ 2,531
With-profits | Senior debt
Financial investments
Bank debt instruments held	7,035
With-profits | Senior debt | Eurozone
Financial investments
Bank debt instruments held	824
With-profits | Senior debt | Italy
Financial investments
Bank debt instruments held	38
With-profits | Senior debt | Spain
Financial investments
Bank debt instruments held	17
With-profits | Senior debt | France
Financial investments
Bank debt instruments held	256
With-profits | Senior debt | Germany
Financial investments
Bank debt instruments held	186
With-profits | Senior debt | Netherlands
Financial investments
Bank debt instruments held	253
With-profits | Senior debt | Other Eurozone
Financial investments
Bank debt instruments held	74
With-profits | Senior debt | UK
Financial investments
Bank debt instruments held	1,759
With-profits | Senior debt | US
Financial investments
Bank debt instruments held	2,418
With-profits | Senior debt | Other, including Asia
Financial investments
Bank debt instruments held	2,034
With-profits | Covered senior debt
Financial investments
Bank debt instruments held	1,630
With-profits | Covered senior debt | Eurozone
Financial investments
Bank debt instruments held	146
With-profits | Covered senior debt | France
Financial investments
Bank debt instruments held	6
With-profits | Covered senior debt | Germany
Financial investments
Bank debt instruments held	140
With-profits | Covered senior debt | UK
Financial investments
Bank debt instruments held	909
With-profits | Covered senior debt | Other, including Asia
Financial investments
Bank debt instruments held	575
With-profits | Other senior debt
Financial investments
Bank debt instruments held	5,405
With-profits | Other senior debt | Eurozone
Financial investments
Bank debt instruments held	678
With-profits | Other senior debt | Italy
Financial investments
Bank debt instruments held	38
With-profits | Other senior debt | Spain
Financial investments
Bank debt instruments held	17
With-profits | Other senior debt | France
Financial investments
Bank debt instruments held	250
With-profits | Other senior debt | Germany
Financial investments
Bank debt instruments held	46
With-profits | Other senior debt | Netherlands
Financial investments
Bank debt instruments held	253
With-profits | Other senior debt | Other Eurozone
Financial investments
Bank debt instruments held	74
With-profits | Other senior debt | UK
Financial investments
Bank debt instruments held	850
With-profits | Other senior debt | US
Financial investments
Bank debt instruments held	2,418
With-profits | Other senior debt | Other, including Asia
Financial investments
Bank debt instruments held	1,459
With-profits | Subordinated debt
Financial investments
Bank debt instruments held	1,690
With-profits | Subordinated debt | Eurozone
Financial investments
Bank debt instruments held	152
With-profits | Subordinated debt | France
Financial investments
Bank debt instruments held	96
With-profits | Subordinated debt | Germany
Financial investments
Bank debt instruments held	43
With-profits | Subordinated debt | Netherlands
Financial investments
Bank debt instruments held	13
With-profits | Subordinated debt | UK
Financial investments
Bank debt instruments held	435
With-profits | Subordinated debt | US
Financial investments
Bank debt instruments held	312
With-profits | Subordinated debt | Other, including Asia
Financial investments
Bank debt instruments held	791
With-profits | Tier 1 subordinated debt
Financial investments
Bank debt instruments held	369
With-profits | Tier 1 subordinated debt | Eurozone
Financial investments
Bank debt instruments held	27
With-profits | Tier 1 subordinated debt | France
Financial investments
Bank debt instruments held	1
With-profits | Tier 1 subordinated debt | Germany
Financial investments
Bank debt instruments held	14
With-profits | Tier 1 subordinated debt | Netherlands
Financial investments
Bank debt instruments held	12
With-profits | Tier 1 subordinated debt | UK
Financial investments
Bank debt instruments held	2
With-profits | Tier 1 subordinated debt | US
Financial investments
Bank debt instruments held	1
With-profits | Tier 1 subordinated debt | Other, including Asia
Financial investments
Bank debt instruments held	339
With-profits | Tier 2 subordinated debt
Financial investments
Bank debt instruments held	1,321
With-profits | Tier 2 subordinated debt | Eurozone
Financial investments
Bank debt instruments held	125
With-profits | Tier 2 subordinated debt | France
Financial investments
Bank debt instruments held	95
With-profits | Tier 2 subordinated debt | Germany
Financial investments
Bank debt instruments held	29
With-profits | Tier 2 subordinated debt | Netherlands
Financial investments
Bank debt instruments held	1
With-profits | Tier 2 subordinated debt | UK
Financial investments
Bank debt instruments held	433
With-profits | Tier 2 subordinated debt | US
Financial investments
Bank debt instruments held	311
With-profits | Tier 2 subordinated debt | Other, including Asia
Financial investments
Bank debt instruments held	£ 452